FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
FAIR VALUE MEASUREMENTS
Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

		September 30,	June 30,
Description	Level	2025	2025
Assets:
Trading securities	1	$5	$5

Liabilities:
Subscription agreement	3	$691,321	$2,489,945
Warrant liability – Private Warrants	3	$184,594	$123,062
Earnout liability	3	$11,485,000	$11,369,000
Convertible notes Chardan derivative	3	$—	$103,185
Merger financing derivative	3	$—	$63,696
Tau agreement	3	$—	$539,787
Debentures – derivative	3	$1,189,955	$—
Convertible Notes – derivative	3	$435,027	$—

		June 30,	June 30,
Description	Level	2025	2024
Assets:
Trading securities	1	$5	$—

Liabilities:
Subscription agreement	3	$2,489,945	$2,425,647
Contingent Guarantee	3	$—	$3,256,863
Warrant liability – Private Warrants	3	$123,062	$307,656
Earnout liability	3	$11,369,000	$12,298,000
Convertible notes derivative	3	$103,185	$16,462,690
Merger financing derivative	3	$63,696	$—
Tau agreement	3	$539,787	$—

Schedule of key inputs into the models

The key inputs into the Monte Carlo model for the Subscription Agreement were as follows:

June 30,
Input	2025
Market price of public shares	$0.19
Equity volatility	167.7%
Risk-free rate	4.21%

The key inputs into the Black-Scholes model for the Private Warrants were as follows:

	September 30,	June 30,
Input	2025	2025
Market price of public shares	$0.51	$0.19
Risk-free rate	3.59%	3.67%
Dividend yield	0.00%	0.00%
Volatility	149.4%	167.7%
Exercise price	$689.86	$689.86
Effective expiration date	February 2029	February 2029

The key inputs into the Monte Carlo model for the Earnout liability were as follows:

	September 30,	June 30,
Input	2025	2025
Market price of public shares	$0.51	$0.19
Revenue volatility	12.00%	12.00%
Discount factor for revenue	9.95%	9.31%

The key inputs into the Monte-Carlo model for the conversion derivative as of June 30, 2025 were as follows:

June 30,
Input	2025
Market price of public shares	$0.19
Risk-free rate	4.13%
Discount rate	15.63%
Probability of default	14.3%
Recovery rate	28.9%
Volatility	167.7%
Effective expiration date	February 2026

The key inputs into the Monte-Carlo model for the conversion derivative as of June 30, 2025 were as follows:

June 30,
Input	2025
Market price of public shares	$0.19
Risk-free rate	4.32%
Discount rate	12.43%
Probability of default	5.9%
Recovery rate	47.6%
Effective expiration date	September 30, 2025

The key inputs into the Monte-Carlo model for the conversion derivative as of June 30, 2025 were as follows:

June 30,
Input	2025
Market price of public shares	$0.19
Risk-free rate	3.63%
Discount rate	12.02%
Probability of default	44.0%
Recovery rate	47.6%
Volatility	167.7%
Effective expiration date	January 2028
As of June 30, 2025 the conversion feature was valued using Monte Carlo model resulting in the fair value of the conversion option included in the Merger Financing Note at $63,696.

June 30,
Input	2025
Market price of public shares	$0.19
Risk-free rate	4.13%
Discount rate	15.63%
Probability of default	14.3%
Recovery rate	28.9%
Volatility	167.7%
Effective expiration date	February 2026

The key inputs into the Monte-Carlo model for the Commitment Amount as of issuance date of June 30, 2025 was as follows:

June 30,
Input	2025
Anticipated Monthly Advance Amounts	$40,000
Risk-free rate	3.75%
Volatility	167.7%
Effective expiration date	July 2026

The key inputs into the Monte-Carlo model for the conversion derivative as of September 30, 2025 and August 4, 2025 were as follows:

	September 30,	August 4,
Input	2025	2025
Market price of public shares	$0.51	$0.22
Risk-free rate	3.66%	3.75%
Discount rate	10.99%	15.41%
Probability of default	15.0%	15.0%
Recovery rate	42.9%	42.9%
Volatility	149.4%	165.9%
Effective expiration date	August 2026	August 2026

The key inputs into Scenario Based Method for the conversion derivative as of September 30, 2025 and September 16, 2025 were as follows:

	September 30,	September 16,
Input	2025	2025
Discount rate	10.96%	11.21%
Probability of default	8.27%	8.98%
Recovery rate	42.90%	42.90%
Effective expiration date	March 2026	March 2026

	June 30,	June 30,
Input	2025	2024
Market price of public shares	$0.19	$62.40
Equity volatility	167.7%	26.2%
Risk-free rate	4.21%	5.05%

	June 30,	June 30,
Input	2025	2024
Market price of public shares	$0.19	$62.40
Risk-free rate	3.67	4.27%
Dividend yield	0.00	0.00%
Volatility	167.7	58.7%
Exercise price	$689.86	$689.86
Effective expiration date	February 29	February 29

	June 30,	June 30,
Input	2025	2024
Market price of public shares	$0.19	$62.40
Revenue volatility	12.00%	15.00%
Discount factor for revenue	9.31%	9.69%

June 30,
Input	2024
Market price of public shares	$62.40
Risk-free rate	5.49%
Dividend yield	0.00%
Volatility	14,643.0%
Exercise price	$0.99
Effective expiration date	May 2024

June 30,
Input	2025
Market price of public shares	$0.19
Risk-free rate	4.13%
Discount rate	15.63%
Probability of default	14.3%
Recovery rate	28.9%
Volatility	167.7%
Effective expiration date	February 2026

June 30,
Input	2024
Market price of public shares	$62.40
Risk-free rate	4.90%
Dividend yield	0.00%
Volatility	14,461%
Exercise price	$0.99
Effective expiration date	February 2026

June 30,
Input	2025
Market price of public shares	$0.19
Risk-free rate	4.32%
Discount rate	12.43%
Probability of default	5.9%
Recovery rate	47.6%
Effective expiration date	September 30, 2025

June 30,
Input	2024
Market price of public shares	$62.40
Risk-free rate	4.52%
Dividend yield	0.00%
Volatility	166,681.0%
Exercise price	$0.84
Effective expiration date	February 2028

June 30,
Input	2025
Market price of public shares	$0.19
Risk-free rate	3.63%
Discount rate	12.02%
Probability of default	44.0%
Recovery rate	47.6%
Volatility	167.7%
Effective expiration date	January 2028

	June 30,	August 9,
Input	2025	2024
Market price of public shares	$0.19	$16.20
Risk-free rate	4.13%	4.78%
Discount rate	15.63%	16.98%
Probability of default	14.3%	25.4%
Recovery rate	28.9%	28.9%
Volatility	167.7%	37.2%
Effective expiration date	February 2026	February 2026

	June 30,	July 31
Input	2025	2024
Anticipated Monthly Advance Amounts	$40,000	$40,000
Risk-free rate	3.75%	4.20%
Volatility	167.7%	40.3%
Effective expiration date	July 2026	February 2027

	June 30,	July 31,
Input	2025	2024
Market price of public shares	$0.19	$16.20
Risk-free rate	3.75%	4.20%
Volatility	167.7%	40.3%
Effective expiration date	February 2027	July 2026

Schedule of changes in the fair value

	Private	Tau
	Placement	Agreement
	Warrants	Liability
Fair value as of June 30, 2025	$123,062	$539,787
Write of receivable	—	(205,238)
Change in valuation inputs or other assumptions	61,531	(334,549)
Fair value as of September 30, 2025	$184,593	$—

	Private	Tau
	Placement	Agreement
	Warrants	Liability
Fair value as of June 30, 2024	$307,656	$—
Initial measurement	—	1,090,949
Transferred to equity	—	(303,000)
Change in valuation inputs or other assumptions	(246,125)	184,559
Fair value as of September 30, 2024	$61,531	$972,508

	Conversion	Earnout
	Derivative	Liability
Fair value as of June 30, 2025	$103,185	$11,369,000
Change in valuation inputs or other assumptions	(103,185)	116,000
Fair value as of September 30, 2025	$—	$11,485,000

	Conversion	Earnout
	Derivative	Liability
Fair value as of June 30, 2024	$16,462,690	$12,298,000
Change in valuation inputs or other assumptions	(14,320,179)	340,000
Fair value as of September 30, 2024	$2,142,511	$12,638,000

	Subscription	Merger Financing
	Agreement	Derivative
Fair value as of June 30, 2025	$2,489,945	$63,696
Change in valuation inputs or other assumptions	(1,798,624)	(63,696)
Fair value liability as of September 30, 2025	$691,321	$—

	Subscription	Merger Financing
	Agreement	Derivative
Fair value as of June 30, 2024	$2,425,647	$—
Initial measurement	—	113,044
Change in valuation inputs or other assumptions	34,841	63,195
Fair value liability as of September 30, 2024	$2,460,488	$176,239

		Secured
	Contingent	Convertible
	Guarantee	Derivative
Fair value as of June 30, 2024	$3,256,863	$—
Shares issued as partial payment	(1,210,290)	—
Change in valuation inputs or other assumptions	839,774	89,535
Exchange to Merger financing note	(2,886,347)	—
Fair value as of September 30, 2024	$—	$89,535

		Convertible
	Debenture	Notes
	Derivative	Derivative
Fair value as of June 30, 2024	$—	$—
Initial measurement	352,067	382,154
Change in valuation inputs or other assumptions	837,888	52,873
Fair value as of June 30, 2025	$1,189,955	$435,027

	Private	Tau
	Placement	Agreement
	Warrants	Liability
Fair value as of June 30, 2024	$307,656	$—
Initial measurement	—	1,090,949
Fair value of advance requests	—	1,652,300
Transferred to equity	—	(1,911,472)
Change in valuation inputs or other assumptions	(184,594)	(291,990)
Fair value as of June 30, 2025	$123,062	$539,787

	Conversion	Earnout
	Derivative	Liability
Fair value as of June 30, 2024	$16,462,690	$12,298,000
Change in valuation inputs or other assumptions	(16,359,505)	(929,000)
Fair value as of June 30, 2025	$103,185	$11,369,000

	Subscription	Contingent
	Agreement	Guarantee
Fair value as of June 30, 2024	$2,425,647	$3,256,863
Shares issued as partial payment	—	(1,210,290)
Change in valuation inputs or other assumptions	64,298	839,774
Exchanged to Merger financing note	—	(2,886,347)
Fair value as of June 30, 2025	$2,489,945	$—

	Merger	Secured
	Financing	Convertible
	Derivative	Derivative
Fair value as of June 30, 2024	$—	$—
Initial measurement	113,044	89,535
Change in valuation inputs or other assumptions	(49,348)	(89,535)
Fair value as of June 30, 2025	$63,696	$—